4. Related Party	11 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
4. Related Party

NOTE 4 – Related Party

The Company uses office space from a family member of a member of the Company at no rent.

The Company made sales to a company in which two members of the Company are members of the board of directors for the amount of $19,150 during the period from January 29, 2013 to December 31, 2013.